Basis of Presentation - Summary of the Insurance Liability by Remaining Coverage and Incurred Claims (Detail) - CAD ($) $ in Millions		9 Months Ended		12 Months Ended
		Jul. 31, 2024		Oct. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning of period		$ 13,349	[1]	$ 12,117
Insurance service results		(329)		(424)
Net finance expenses from insurance contracts		2,031		179
Total cash flows		921		1,475
Other changes in the net carrying amount of the insurance contract		(1)		2
Insurance contract liabilities, end of period	[1]	15,971		13,349
Liabilities for remaining coverage [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning of period		13,114	[1]	11,850
Insurance service results		(1,171)		(1,403)
Net finance expenses from insurance contracts		2,031		179
Total cash flows		1,792		2,488
Insurance contract liabilities, end of period	[1]	15,766		13,114
Liabilities for incurred claims [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning of period		235	[1]	267
Insurance service results		842		979
Total cash flows		(871)		(1,013)
Other changes in the net carrying amount of the insurance contract		(1)		2
Insurance contract liabilities, end of period	[1]	$ 205		$ 235

[1]	The liabilities for incurred claims relating to insurance contracts in our creditor and reinsurance business were $110 million as at July 31, 2024 and $131 million as at October 31, 2023.